Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Registrant Name	Chrysler Group LLC
Entity Central Index Key	0001513153
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer